Note 3 - Income (Loss) Per Common Share	9 Months Ended
Jan. 31, 2016
Earnings Per Share [Abstract]
Note 3 - Income (Loss) Per Common Share

Note 3 – Income (Loss) Per Common Share

Income (loss) per common share data was computed as follows:

	Jan. 31, 2016	Jan. 31, 2015 Restated

Net loss	$(651,836)	$(188,308)

Weighted average common shares outstanding	508,000,000	500,000,000
Effect of dilutive securities	—	—
Weighted average dilutive common shares outstanding	508,000,000	500,000,000

Income (Loss) per common share – basic	$.00	$(.00)

Income (Loss) per common share – diluted	$.00	$(.00)

As of January 31, 2015, the weighted average diluted common shares outstanding exceeds the number of authorized common shares of the Company. This excess has no effect on diluted net income per common share for the nine months ended January 31, 2015. The Company had sufficient authorized shares at January 31, 2016.